Inventories and Pre-publication Costs - Summary of Inventories and Pre-Publication Costs (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Information About Inventories Explanatory [Abstract]
Raw materials	£ 2	£ 2
Pre-publication costs	204	181
Finished goods	34	34
Total	£ 240	£ 217